Note 11 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jul. 01, 2022	Jan. 31, 2022	Dec. 31, 2021
Long-term debt	$ 2,607,534			$ 2,467,321
Other financing arrangements	678,930			803,589
Less: Deferred financing costs	(22,913)			(25,238)
Total long-term debt, net	2,584,621			2,442,083
Less: Long-term debt current portion	(325,611)			(278,326)
Add: Deferred financing costs, current portion	5,497			5,961
Total long-term debt, non-current, net	2,264,507			2,169,718
Revolving Credit Facility [Member]
Long-term debt	0			0
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Long-term debt	24,387			79,348
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Long-term debt	67,882			103,423
Hunting License Facility Agreement for Dry Bulk Vessels [Member]
Long-term debt	0			0
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Long-term debt	52,361			0
Loans Payable [Member]
Long-term debt	1,821,944			1,550,472
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	0	$ 9,075		9,975
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Long-term debt	34,400			37,600
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Long-term debt	0			0
Loans Payable [Member] | Costamare Inc. 4 [Member]
Long-term debt	0			30,188
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	82,800			98,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	48,500			54,500
Loans Payable [Member] | Costamare Inc. 5 [Member]
Long-term debt	112,430			123,990
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Long-term debt	0			72,898
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Long-term debt	0		$ 24,554	24,554
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	15,671			56,500
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Long-term debt	6,928			54,400
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Long-term debt	0			0
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	0			4,050
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Long-term debt	0			17,400
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Long-term debt	10,540			11,660
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co Second Term Loan [Member]
Long-term debt	0			14,900
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Long-term debt	17,750			20,750
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Long-term debt	131,250			141,964
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Long-term debt	127,212			138,519
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Long-term debt	64,300			70,350
Loans Payable [Member] | Vernes Shipping Co. Loan Agreement [Member]
Long-term debt	0			12,650
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Long-term debt	66,974			125,360
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Long-term debt	65,043			63,833
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Long-term debt	49,095			59,952
Loans Payable [Member] | Acquisition of Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta [Member]
Long-term debt	0			80,228
Loans Payable [Member] | Refinance Term Loans for Equity, Thunder, Rose and Clara [Member]
Long-term debt	0			43,480
Loans Payable [Member] | Refinance Term Loan for Bernis Marine Corp, et al [Member]
Long-term debt	47,884			0
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Long-term debt	62,500			0
Loans Payable [Member] | Hunting License Loan Agreement with 15 Companies [Member]
Long-term debt	0			0
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Long-term debt	33,700			0
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Long-term debt	458,952			0
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Third Loan [Member]
Long-term debt	43,500			0
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. 2 [Member]
Long-term debt	85,000			0
Loans Payable [Member] | Greneta Marine Corp. et al [Member]
Long-term debt	30,000			0
Loans Payable [Member] | Bastian Shipping Co. et al [Member]
Long-term debt	0			0
Loans Payable [Member] | Adstone Marine Corp. et al [Member]
Long-term debt	82,885			0
Unsecured Debt [Member]
Long-term debt	$ 106,660			$ 113,260